Taxation - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Giganology Shenzhen and Xunlei Computer [Member]
Income Tax [Line Items]
Withholding taxes on dividends paid		$ 10
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate		25.00%
Jiangxi Node
Income Tax [Line Items]
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Qianhai Shenzhen Hongkong Modern Service Industry Cooperation Zoon
Income Tax [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
High And New Technology Enterprises [Member] | Shenzhen Xunlei, Onething, Wangwenhua and Xunlei Computer
Income Tax [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
State Administration of Taxation, China [Member] | Research And Development Enterprise Activities [Member] | Shenzhen Xunlei [Member]
Income Tax [Line Items]
Portion of research and development expenses incurred that are allowable as tax deductible expenses (as a percent)		175.00%
Domestic Tax Authority [Member]
Income Tax [Line Items]
Withholding tax rate on foreign enterprises		10.00%
Withholding tax accrued or required to be accrued		$ 0	$ 0	$ 0
Domestic Tax Authority [Member] | High And New Technology Enterprises [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)		15.00%
Domestic Tax Authority [Member] | Software Enterprise [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Period of full exemption from income tax		2 years
Period of 50% reduction to income tax rate		3 years
Domestic Tax Authority [Member] | National Key Software Enterprise [Member] | PRC Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate (as a percent)		10.00%
Foreign Tax Authority [Member] | British Virgin Islands
Income Tax [Line Items]
Withholding taxes on dividends paid		$ 0
Foreign Tax Authority [Member] | Hong Kong Subsidiaries
Income Tax [Line Items]
Income tax rate		16.50%
Foreign Tax Authority [Member] | Singapore Subsidiaries
Income Tax [Line Items]
Income tax rate		17.00%
Foreign Tax Authority [Member] | Cayman Islands Tax Information Authority [Member]
Income Tax [Line Items]
Withholding taxes on dividends paid		$ 0